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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6539

          Van Kampen Trust For Investment Grade Pennsylvania Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   10/31

Date of reporting period:   7/31/04


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TRUST FOR INVESTMENT GRADE PENNSYLVANIA MUNICIPALS

PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

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


PAR
AMOUNT
(000)    DESCRIPTION                                                     COUPON          MATURITY               VALUE
         MUNICIPAL BONDS    149.1%
         PENNSYLVANIA    146.2%
$1,465   Allegheny Cnty, PA Higher Ed Duquesne Univ Ser A (FGIC Insd)       5.000%       03/01/17              $  1,556,064
 1,560   Allegheny Cnty, PA Higher Ed Duquesne Univ Ser A (FGIC Insd)       5.000        03/01/18                 1,646,876
 3,000   Allegheny Cnty, PA Port Auth Spl Rev Trans (FGIC Insd)             5.000        03/01/29                 3,010,200
   780   Allegheny Cnty, PA Residential Fin Auth Mtg Rev Single Family
         (AMT)(GNMA Collateralized)                                         7.100        05/01/24                   782,855
   510   Allegheny Cnty, PA Residential Fin Auth Mtg Rev
         Single Family Ser II-1 (AMT) (GNMA Collateralized)                 5.800        05/01/21                   533,052
   930   Allegheny Cnty, PA Residential Fin Auth Mtg Rev
         Single Family Ser II-2 (AMT) (GNMA Collateralized)                 5.800        11/01/20                   974,584
   900   Allegheny Cnty, PA Residential Mtg Single Family Ser
         KK-2 (AMT) (Variable Rate Coupon) (GNMA Collateralized)            5.750        05/01/33                   920,511
 1,755   Allegheny Cnty, PA San Auth Swr Rev (FGIC Insd)                        *        12/01/15                 1,051,526
 2,220   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                    5.750        12/01/17                 2,503,960
 2,900   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                    5.500        12/01/24                 3,075,421
 2,070   Allegheny Cnty, PA Ser C 54 (MBIA Insd)                            5.375        11/01/18                 2,248,248
 3,250   Allegheny Cnty, PA Ser C 54 (MBIA Insd)                            5.375        11/01/19                 3,513,575
 1,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
         Med Ctr Proj (Prerefunded @ 11/01/09)(FSA Insd)                    6.000        11/01/29                 1,158,550
 1,270   Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys (AMBAC
         Insd)                                                              5.375        06/01/16                 1,384,897
   870   Carbon Cnty, PA Indl Dev Auth Panther Creek Proj
         Rfdg (LOC: Paribas & Union Bk of CA Intl) (AMT)                    6.650        05/01/10                   936,546
 1,000   Central Dauphin, PA Sch Dist (FSA Insd)                            5.000        12/01/19                 1,051,100
 1,200   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/04                 1,195,500
 2,150   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/05                 2,099,496
 1,565   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/07                 1,421,458
 1,000   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/08                   868,400
 1,665   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/09                 1,379,602
   815   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/10                   642,888
 1,270   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/11                   949,007
 1,030   Delaware Cnty, PA Cap Apprec Rfdg                                      *        11/15/12                   727,005
 1,480   Delaware Cnty, PA Regl Wtr Quality Ctl Auth Swr Rev
         (MBIA Insd)                                                        5.250        05/01/21                 1,578,183
 2,500   Delaware Vly, PA Regl Fin Auth                                     5.750        07/01/17                 2,857,700
 2,800   Erie, PA Sch Dist (Prerefunded @ 09/01/10) (AMBAC
         Insd)                                                              5.800        09/01/29                 3,191,468
 1,700   Exeter Twp, PA Sch Dist (FGIC Insd)                                    *        11/15/13                 1,144,899
 4,595   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med Rfdg
         (FHA Gtd)                                                          7.000        08/01/22                 4,825,209

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

 1,000   Fayette Cnty, PA (Prerefunded @ 11/15/10) (AMBAC Insd)             5.625        11/15/28                 1,131,670
 1,500   Harrisburg, PA Res Gtd Sub Ser D-2 (Variable Rate
         Coupon) (FSA Insd)                                                 5.000        12/01/33                 1,607,010
 3,000   Hempfield, PA Area Sch Dist (FGIC Insd)                            5.375        02/15/17                 3,259,500
 2,000   Lehigh Cnty, PA Gen Purp Auth Rev Good Shepherd
         Group Ser A                                                        5.500        11/01/24                 2,000,580
 1,500   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                6.000        05/15/25                 1,623,330
 2,700   Lehigh Northampton, PA Arpt Ser A (AMT) (MBIA Insd)                6.000        05/15/30                 2,892,051
 2,050   Luzerne Cnty, PA Ser A (MBIA Insd)                                 5.250        11/15/19                 2,198,174
 3,290   Luzerne Cnty, PA Ser A (MBIA Insd)                                 5.250        11/15/25                 3,418,573
 2,650   Lycoming Cnty, PA Auth College Rev PA College of
         Technology (AMBAC Insd)                                            5.350        07/01/26                 2,742,167
 2,500   Mifflin Cnty, PA Hosp Auth Rev (Radian Insd)                       6.200        07/01/30                 2,653,950
 1,280   Monroeville, PA Muni Auth San Swr Ser B (MBIA Insd)                5.250        12/01/19                 1,368,243
 2,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev
         Abington Mem Hosp Ser A                                            5.125        06/01/32                 1,930,880
 1,000   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
         Montenay Proj Ser A (MBIA Insd)                                    5.250        11/01/14                 1,103,960
 1,500   Mount Lebanon, PA Hosp Auth Saint Clair Mem Hosp Ser A             5.625        07/01/32                 1,510,395
 2,000   North Penn, PA Wtr Auth Wtr Rev (Prerefunded @ 11/01/04)
         (FGIC Insd)                                                        6.875        11/01/19                 2,047,940
 1,000   Northeastern PA Hosp & Ed Auth College Rev Gtd
         Luzeme Cnty Cmnty College (Prerefunded @ 02/15/05)
         (AMBAC Insd)                                                       6.625        08/15/15                 1,028,120
   350   Northeastern York Cnty, PA Sch Dist Ser B (FGIC Insd)                  *        09/01/09                   291,347
   585   Northeastern York Cnty, PA Sch Dist Ser B (FGIC Insd)                  *        09/01/10                   464,162
   400   Northeastern York Cnty, PA Sch Dist Ser B (FGIC Insd)                  *        03/01/11                   308,300
 2,000   Pennsylvania Econ Dev Fin Auth Res Recovery Rev
         Colver Proj Ser D (AMT)                                            7.050        12/01/10                 2,058,160
 1,450   Pennsylvania Econ Dev Fin York Wtr Co Proj Ser A
         (AMT) (XLCA Insd)                                                  5.000        04/01/16                 1,505,666
 2,500   Pennsylvania Hsg Fin Agy Single Family Mtg Rev Ser
         70A (AMT) (Acquired 09/15/00, Cost $2,500,000) (a)                 5.900        04/01/31                 2,570,600
 2,150   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 61A (AMT)           5.500        04/01/29                 2,185,067
 1,345   Pennsylvania Hsg Fin Agy Single Family Mtg Ser 67A (AMT)           5.900        10/01/30                 1,374,698
 1,000   Pennsylvania St Higher Ed Clarion Univ Fndtn Inc. Ser
         A (XLCA Insd)                                                      5.000        07/01/28                 1,000,170
 1,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                 5.500        05/01/17                 1,074,650
 1,500   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ               5.500        05/01/34                 1,484,685
 1,000   Pennsylvania St Higher Ed Geneva College Proj                      6.125        04/01/22                 1,030,080


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

 3,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A (FSA Insd)           5.000        08/01/29                 2,989,380
 1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                      6.000        01/15/31                 1,043,570
 1,165   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                5.500        07/01/14                 1,292,766
 2,000   Pennsylvania St Second Ser (MBIA Insd)                             5.750        10/01/17                 2,236,280
 3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                   5.500        12/01/10                 3,390,036
 1,500   Pennsylvania St Univ Rfdg                                          5.250        03/01/17                 1,614,180
 1,550   Perkiomen Valley Sch Dist PA Ser A (FSA Insd) (b)                  5.250        03/01/28                 1,603,506
 3,000   Philadelphia, PA (FSA Insd)                                        5.000        03/15/28                 3,005,370
 6,160   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                    5.500        10/01/17                 6,813,514
 2,000   Philadelphia, PA Auth for Indl Ser B (FSA Insd)                    5.125        10/01/26                 2,029,580
 1,000   Philadelphia, PA Auth Indl Dev Amern College Of Physicians         5.500        06/15/27                 1,022,870
 1,750   Philadelphia, PA Gas Wks Rev Second Ser (FSA Insd)                 5.250        07/01/29                 1,778,560
 1,500   Philadelphia, PA Gas Wks Rev Third Ser S (FSA Insd)                5.125        08/01/31                 1,514,310
 1,645   Philadelphia, PA Pkg Auth Rev Ser A (AMBAC Insd)                   5.250        02/15/29                 1,671,649
   500   Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel Room
         (AMBAC Insd)                                                       5.125        02/01/35                   502,615
 2,500   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset
         Dist Sales Tax (AMBAC Insd)                                        5.000        02/01/24                 2,533,600
 4,990   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset
         Dist Sales Tax (AMBAC Insd)                                        5.000        02/01/29                 5,004,122
 5,000   Pittsburgh, PA Ser A (AMBAC Insd)                                  5.500        09/01/17                 5,378,000
   500   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C Rfdg (AMT)           6.500        10/01/23                   518,705
 3,700   Pittsburgh, PA Wtr & Swr Rfdg (FGIC Insd)                          6.500        09/01/13                 4,388,792
 1,710   Pottstown Boro, PA Auth Swr Rev Gtd (FGIC Insd)                        *        11/01/13                 1,153,549
 1,960   Quaker Valley, PA Sch Dist (FSA Insd)                              5.375        04/01/22                 2,105,060
 2,000   Rostraver Twp, PA (AMBAC Insd)                                     5.500        07/01/24                 2,145,660
 1,050   Scranton, PA Ser B (AMBAC Insd)                                    5.000        09/01/17                 1,112,465
 2,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig (MBIA Insd)      5.375        05/15/28                 2,051,520
 2,120   State Pub Sch Bldg Auth PA Conneaut Sch Dist Proj (FGIC Insd)      5.250        11/01/20                 2,269,757
 2,180   State Pub Sch Bldg Auth PA Sch Rev Burgettstown Sch
         Dist Ser D (Prerefunded @ 02/01/05) (MBIA Insd)                    6.500        02/01/14                 2,235,699
 2,360   State Pub Sch Bldg Auth PA Sch Rev Jefferson Cnty
         Dubois Tech Sch (FGIC Insd)                                        5.375        02/01/23                 2,525,837
 1,140   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
         Ser A (AMT) (AMBAC Insd)                                           5.375        01/01/21                 1,190,776
 5,205   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev
         Ser A (AMT) (AMBAC Insd)                                           5.375        01/01/23                 5,382,022
 1,500   Susquehanna Area Regl Arpt Auth PA Arpt Sys Rev Ser D              5.375        01/01/18                 1,494,960
 1,950   Swarthmore Boro Auth PA College                                    5.250        09/15/18                 2,093,793


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


 1,000   Trinity Area Sch Dist PA (FGIC Insd)                               5.250        11/01/20                 1,070,640
 1,035   Unity Twp, PA Muni Auth Gtd Swr Rev Cap Apprec (AMBAC Insd)            *        11/01/15                   624,871
 2,000   Washington Cnty, PA Ser A (AMBAC Insd)                             5.125        09/01/27                 2,035,680
 2,000   West Shore, PA Area Hosp Auth Holy Spirit Hosp Proj                6.250        01/01/32                 2,037,240
 1,900   Wilkinsburg, PA Jt Wtr Auth Wtr Rev Ser B (Escrowed
         to Maturity) (AMBAC Insd)                                              *        08/15/12                 1,371,021
 1,670   Yough Sch Dist, PA Cap Apprec (Escrowed to Maturity)
         (MBIA Insd)                                                            *        10/01/14                 1,069,552
                                                                                                           ----------------
                                                                                                                181,394,415
                                                                                                           ----------------

         U. S. VIRGIN ISLANDS    2.9%
 1,500   University Virgin Islands Impt Ser A                               5.375        06/01/34                 1,497,870
 2,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes Ln
         Nt Ser A (ACA Insd)                                                6.125        10/01/29                 2,117,340
                                                                                                           ----------------
                                                                                                                  3,615,210
                                                                                                           ----------------

TOTAL LONG-TERM INVESTMENTS    149.1%
 (Cost $174,882,656)                                                                                            185,009,625
                                                                                                           ----------------

SHORT-TERM INVESTMENTS    7.7%
 4,100   Delaware Cnty, PA Indl Dev Auth Arpt Fac Rev
         (Variable Rate Coupon)                                             1.040        12/01/15                 4,100,000
 1,755   Lehigh Cnty, PA Gen Purp Auth Hosp Lehigh Vly Hlth
         Ser B (Variable Rate Coupon) (MBIA Insd)                           1.080        07/01/29                 1,755,000
 3,740   South Fork Muni Auth PA Hosp Rev Conemaugh Hlth
         Sys Ser A (Variable Rate Coupon) (MBIA Insd)                       1.080        07/01/28                 3,740,000
                                                                                                           ----------------

TOTAL SHORT-TERM INVESTMENTS
 (Cost $9,595,000)                                                                                                9,595,000
                                                                                                           ----------------

TOTAL INVESTMENTS    156.8%
 (Cost $184,477,656)                                                                                            194,604,625

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.4%)                                                                   (481,606)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (56.4%)                                                  (70,013,905)
                                                                                                           ----------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                              $124,109,114
                                                                                                           ================
          Percentages are calculated as a percentage of net assets
          applicable to common shares.
*         Zero coupon bond
(a)       These securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.1% of net assets applicable to common shares.
(b)       Security purchased on a when-issued or delayed delivery basis.
ACA     - American Capital Access
AMBAC   - AMBAC Indemnity Corp.


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

AMT     - Alternative Minimum Tax
FGIC    - Financial Guaranty Insurance Co.
FHA     - Federal Housing Administration
FSA     - Financial Security Assurance Inc.
GNMA    - Government National Mortgage Association
LOC     - Letter of Credit
MBIA    - Municipal Bond Investors Assurance Corp.
Radian  - Radian Asset Assurance
XLCA    - XL Capital Assurance Inc.



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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Trust For Investment Grade Pennsylvania Municipals

By: /s/ Ronald E. Robison
    ---------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ------------------------
Name:   Ronald E. Robison
Title: Principal Executive Officer
Date:  September 20, 2004

By: /s/ James M. Dykas
    ------------------
Name:   James M. Dykas
Title: Principal Financial Officer
Date:  September 20, 2004